Shareholders’ Equity (Details) - JPY (¥)	12 Months Ended
	Apr. 30, 2024	Apr. 30, 2025
Shareholders’ Equity [Abstract]
Ordinary shares, shares outstanding	15,076,900	15,076,900
Reduction capital shares, increase to addtional paid-in-capital (in Yen)	¥ 843,481,250